Financial Risk and Fair Value Disclosures - Assets and Liabilities Not Recorded at Fair Value on a Recurring Basis But for Which Fair Value is Disclosed (Detail) - TWD ($) $ in Thousands	Dec. 31, 2024	Dec. 31, 2023
Disclosure of fair value measurement of liabilities [line items]
Bonds payables (current portion included)	$ 30,051,568	$ 38,359,352
Long-term loans (current portion included)	36,476,909	22,883,344
Not measured at fair value in statement of financial position but for which fair value is disclosed [member]
Disclosure of fair value measurement of liabilities [line items]
Bonds payables (current portion included)	30,020,005	38,367,168
Long-term loans (current portion included)	36,476,909	22,883,344
Not measured at fair value in statement of financial position but for which fair value is disclosed [member] | Level 1 [member]
Disclosure of fair value measurement of liabilities [line items]
Bonds payables (current portion included)	24,409,952	32,827,211
Long-term loans (current portion included)	0	0
Not measured at fair value in statement of financial position but for which fair value is disclosed [member] | Level 2 [member]
Disclosure of fair value measurement of liabilities [line items]
Bonds payables (current portion included)	5,610,053	5,539,957
Long-term loans (current portion included)	36,476,909	22,883,344
Not measured at fair value in statement of financial position but for which fair value is disclosed [member] | Level 3 [member]
Disclosure of fair value measurement of liabilities [line items]
Bonds payables (current portion included)	0	0
Long-term loans (current portion included)	$ 0	$ 0